Fair Value Measurements, Valuation Techniques (Detail) (Level 3, Recurring, USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Jul. 25, 2014	Jul. 26, 2013	Apr. 25, 2014	Apr. 26, 2013
Reconciliation of Retirement Benefit Plan Assets Measured at Fair Value Using Significant Unobservable Inputs
Beginning balance	$ 106	$ 127	$ 127	$ 172
Total realized gains(losses) and other-than-temporary impairment losses included in earnings			(5)
Total unrealized gains (losses) included in other comprehensive income	2	5	4	11
Settlements			(20)	(56)
Ending balance	108	132	106	127
Corporate Debt Securities
Reconciliation of Retirement Benefit Plan Assets Measured at Fair Value Using Significant Unobservable Inputs
Beginning balance		10	10	10
Total realized gains(losses) and other-than-temporary impairment losses included in earnings			0
Total unrealized gains (losses) included in other comprehensive income			0	0
Settlements			(1)	0
Ending balance	9	10	9	10
Auction Rate Securities
Illiquidity premium			6.00%
Reconciliation of Retirement Benefit Plan Assets Measured at Fair Value Using Significant Unobservable Inputs
Beginning balance	97	103	103	127
Total realized gains(losses) and other-than-temporary impairment losses included in earnings			(5)
Total unrealized gains (losses) included in other comprehensive income	2	4	3	11
Settlements			(4)	(35)
Ending balance	99	107	97	103
Auction Rate Securities | Minimum
Years to Principal Recovery			2 years
Auction Rate Securities | Maximum
Years to Principal Recovery			12 years
Auction Rate Securities | Weighted Average
Years to Principal Recovery			3 years
Mortgage Backed Securities
Reconciliation of Retirement Benefit Plan Assets Measured at Fair Value Using Significant Unobservable Inputs
Beginning balance		14	14	29
Total realized gains(losses) and other-than-temporary impairment losses included in earnings			0
Total unrealized gains (losses) included in other comprehensive income		1	1	0
Settlements			(15)	(15)
Ending balance		15	0	14
Asset-backed Securities
Reconciliation of Retirement Benefit Plan Assets Measured at Fair Value Using Significant Unobservable Inputs
Beginning balance		0	0	6
Total realized gains(losses) and other-than-temporary impairment losses included in earnings			0
Total unrealized gains (losses) included in other comprehensive income			0	0
Settlements			0	(6)
Ending balance			$ 0	$ 0
Discounted Cash Flow | Auction Rate Securities
Illiquidity premium	6.00%
Discounted Cash Flow | Auction Rate Securities | Minimum
Years to Principal Recovery	2 years
Discounted Cash Flow | Auction Rate Securities | Maximum
Years to Principal Recovery	12 years
Discounted Cash Flow | Auction Rate Securities | Weighted Average
Years to Principal Recovery	3 years